Share Based compensation - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	40.00%	40.00%
Average historical share volatilities	36.70%	36.70%
Expected dividend yield	0.00%	0.00%
Expected life (years) | yr	3	3
Triggering Event I [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 12	$ 12
Period of trading day	20 out of 30 trading day	20 out of 30 trading day
Triggering Event II [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 14	$ 14
Period of trading day	20 out of 30 trading day	20 out of 30 trading day
Triggering Event III [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 16	$ 16
Period of trading day	20 out of 30 trading day	20 out of 30 trading day